Cash flow disclosures - Reconciliation of debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow disclosures
Values at the beginning of the year	$ 1,158,071	$ 1,333,237	$ 1,465,437
Proceeds from borrowings	18,116	190,345	87,846
Loans and interest paid	(198,834)	(410,245)	(284,266)
Debt renegotiation expenses	(193)	(2,467)	(110)
Effects of exchange rate changes and inflation adjustment	28,842	(55,819)	(11,374)
Other non-cash movements	89,216	103,020	75,704
Balances	1,095,218	1,158,071	1,333,237
Bank and financial borrowings
Cash flow disclosures
Values at the beginning of the year	282,919	392,239	478,904
Proceeds from borrowings	18,116	145,741	81,900
Loans and interest paid	(58,119)	(231,001)	(202,341)
Debt renegotiation expenses	(193)	(2,256)
Effects of exchange rate changes and inflation adjustment	32,106	(50,613)	11,219
Other non-cash movements	28,504	28,809	22,557
Balances	303,333	282,919	392,239
Notes
Cash flow disclosures
Values at the beginning of the year	860,063	940,937	986,533
Proceeds from borrowings		29,105	1,682
Loans and interest paid	(139,871)	(179,025)	(78,455)
Debt renegotiation expenses		(200)	(110)
Effects of exchange rate changes and inflation adjustment	(5,267)	(4,775)	(20,452)
Other non-cash movements	59,882	74,021	51,739
Balances	774,807	860,063	940,937
Banks overdrafts
Cash flow disclosures
Values at the beginning of the year		61
Proceeds from borrowings			4,264
Loans and interest paid		(219)	(3,470)
Effects of exchange rate changes and inflation adjustment		4	(2,141)
Other non-cash movements		154	1,408
Balances			$ 61
Other
Cash flow disclosures
Values at the beginning of the year	15,089
Proceeds from borrowings		15,499
Loans and interest paid	(844)
Debt renegotiation expenses		(11)
Effects of exchange rate changes and inflation adjustment	2,003	(435)
Other non-cash movements	830	36
Balances	$ 17,078	$ 15,089